Earnings per Share - Additional Information (Details) - Major ordinary share transactions [member] - shares		12 Months Ended
	Jan. 25, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding	91,152,556	26,154,998
Percentage of preferred stock dividend		12.00%
IPO [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued during the period new issues	64,997,558
Shares Issuance Ratio	2.4851